Financial risk review - Schedule of Demonstrates the Estimated Sensitivity (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
10% | Change in GBP Rate
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	$ 72,742	$ 79,202
10% | Change in AUD Rate
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	(116,704)	(176,987)
10% | Change in EUR Rate
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	460	14,848
10% | Change in TZS Rate
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	(4,282)	(50,079)
10% | Change in ZAR Rate
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	(193)	(5,058)
-10%
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	4,282	50,079
-10% | Change in GBP Rate
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	(72,742)	(79,202)
-10% | Change in AUD Rate
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	116,704	176,987
-10% | Change in EUR Rate
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	(460)	(14,858)
-10% | Change in ZAR Rate
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on Profit	$ 193	$ 5,058